Loans, borrowings and cash and cash equivalents - Reconciliation of debt to cash flows arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and borrowings
Loans and borrowings at beginning of the period	$ 15,466
Additions	3,142
Repayments (i)	(5,417)
Interest paid	(921)
Cash flow from financing activities	(3,196)
Effect of exchange rate	(158)
Interest accretion	944
Non-cash changes	786
Loans and borrowings at end of the period	13,056	$ 15,466
Expenses with cash tender offer repurchased	265	$ 273	$ 186
Guaranteed notes
Loans and borrowings
Repayments (i)	$ (2,270)